September 9, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	American Beacon Funds (the “Registrant”)
(File Nos. 033-11387 and 811-04984)

Ladies and Gentlemen:

Enclosed for filing on behalf of American Beacon Funds (the “Trust”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the American Beacon Garcia Hamilton Quality Bond Fund, a separate series of the Trust.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on August 21, 2019 (Accession Number: 0000809593-19-000055), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please contact Rosemary K. Behan at (817) 391-6170.

Regards,

/s/ Rosemary K. Behan
Rosemary K. Behan
Vice President
American Beacon Funds

Attachment

cc:	Kathy K. Ingber, Esq. K&L Gates LLP

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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